Additional disclosure items	12 Months Ended
Dec. 31, 2018
Additional information [abstract]
Additional disclosure items
Additional disclosure items
Fees to auditors

	2018	2017	2016
	(US$ millions)
Audit fees	6.7	4.7	4.3
Audit related fees	0.4	0.3	0.3
Tax fees	0.2	0.2	0.2
Other fees	0.6	0.7	1.8
Total	7.7	5.9	6.6
Capital and operational commitments
Millicom has a number of capital and operational commitments to suppliers and service providers in the normal course of its business. These commitments are mainly contracts for acquiring network and other equipment, and leases for towers and other operational equipment.
Capital commitments
At December 31, 2018, the Company and its subsidiaries and joint ventures had fixed commitments to purchase network equipment, land and buildings, other fixed assets and intangible assets of $154 million of which $126 million are due within one year (December 31, 2017: $194 million of which $182 million were due within one year). Out of these commitments, respectively $66 million and $56 million related to Millicom’s share in joint ventures. (December 31, 2017: $25 million of which $23 million were due within one year).
Lease commitments
Leases
The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement and involves an assessment of whether the fulfillment of the arrangement is dependent on the use of a specific asset or assets and whether or not the arrangement conveys a right to use the asset. The sale and leaseback of towers and related site operating leases and service contracts are accounted for in accordance with the underlying characteristics of the assets, and the terms and conditions of the lease agreements. On transfer to the tower companies, the portion of the towers leased back are accounted for as operating leases or finance leases according to the criteria set out above. The portion of towers being leased back represents the dedicated part of each tower on which Millicom’s equipment is located and was derived from the average technical capacity of the towers. Rights to use the land on which the towers are located are accounted for as operating leases, and costs of services for the towers are recorded as operating expenses.

Operating leases
Operating leases are all other leases that are not finance leases. Operating lease payments are recognized as expenses in the consolidated statement of income on a straight-line basis over the lease term.
Operating leases mainly comprise land in which cell towers are located (including those related to towers sold and leased back) and buildings. Total operating lease expense from continuing operations for the year ended December 31, 2018, was $155 million (2017: $155 million; 2016: $159 million – see note B.2.).
Annual operating lease commitments from continuing operations

	2018 (i)	2017 (i)
	(US$ millions)
Within one year	127	130
Between one and five years	412	372
After five years	262	258
Total	800	759

(i)	The Group’s share in joint ventures operating lease commitments amount to US$312 million (2017: US$194 million; 2016: US$210 million) and are excluded from the table above.
Finance leases
Finance leases, which transfer substantially all risks and benefits incidental to ownership of the leased item to the lessee, are capitalized at the inception of the lease at the fair value of the leased asset or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are charged directly against income. Where a finance lease results from a sale and leaseback transaction, any excess of sales proceeds over the carrying amount of the assets is deferred and amortized over the lease term. Capitalized leased assets are depreciated over the shorter of the estimated useful lives of the assets, or the lease term if there is no reasonable certainty that the Group will obtain ownership by the end of the lease term.
Finance leases mainly comprise lease of tower space in El Salvador, Paraguay, Tanzania and Colombia (see note C.3.4.), lease of poles in Colombia and tower sharing in other countries. Other financial leases mainly consist of lease agreements relating to vehicles and IT equipment.
Annual minimum finance lease commitments from continuing operations

	2018 (i)	2017 (i)
	(US$ millions)
Within one year	99	97
Between one and five years	400	404
After five years	415	477
Total	914	978

(i)	The Group’s share in joint ventures finance lease commitments amount to $1 million (2017: $5 million) and are excluded from the table above.
The corresponding finance lease liabilities at December 31, 2018, were $353 million (2017: $365 million). Interest expense on finance lease liabilities amounted to $92 million for the year 2018 (2017: $65 million).
Contingent liabilities
Litigation and legal risks
The Company and its operations are contingently liable with respect to lawsuits, legal, regulatory, commercial and other legal risks that arise in the normal course of business. As of December 31, 2018, the total amount of claims and litigation risks against Millicom and its operations was $687 million, of which $5 million related to its share in joint ventures (December 31, 2017: $438 million, of which $5 million related to its share in joint ventures).
As at December 31, 2018, $26 million has been provided for these risks in the consolidated statement of financial position (December 31, 2017: $29 million). The Group’s share of provisions made by the joint ventures was $4 million (December 31, 2017: $2 million). While it is not possible to ascertain the ultimate legal and financial liability with respect to these claims and risks, the ultimate outcome is not anticipated to have a material effect on the Group’s financial position and operations.
Improper filling of shareholding in MIC Tanzania Public Limited Company
In June 2016, Millicom was served with claims by a third party seeking to exert rights as a shareholder of MIC Tanzania Public Limited Company. In June 2015, Millicom identified that an incorrect filing related to MIC Tanzania Public Limited Company had been made in the commercial register, causing the register to incorrectly indicate that shares in the local subsidiary were owned by this third party. On July 26, 2018, the Court of Appeal of Tanzania, the country’s highest court, reaffirmed in a ruling that MIC Tanzania Public Limited Company remains owned and controlled by Millicom. Late 2018, the opposite party has filed a review of the ruling by the same Court of Appeals, which already ruled in Millicom's favor. Millicom considers the success of this review as remote and therefore continues to control and fully consolidate MIC Tanzania Public Limited Company.
Ongoing investigation by the International Commission Against Impunity in Guatemala (CICIG)
On July 14, 2017, the CICIG disclosed an ongoing investigation into alleged illegal campaign financing that includes a competitor of Comcel, our Guatemalan joint venture. The CICIG further indicated that the investigation would include Comcel. On November 23 and 24, 2017, Guatemala's attorney general and CICIG executed search warrants on the offices of Comcel. As at December 31, 2018, the matter is still under investigation, and Management has not been able to assess the potential impact on these consolidated financial statements of any remedial actions that may need to be taken as a result of the investigations, or penalties that may be imposed by law enforcement authorities. Accordingly, no provision has been recorded as of December 31, 2018.
Other
At December 31, 2018, Millicom has various other less significant claims which are not disclosed separately in these consolidated financial statements because they are either not material or the related risk is remote.
Tax related risks and uncertain tax position
The Group operates in developing countries where the tax systems, regulations and enforcement processes have varying stages of development creating uncertainty regarding the application of the tax law and interpretation of tax treatments. The Group is also subject to regular tax audits in the countries where it operates. When there is uncertainty over whether the taxation authority will accept a specific tax treatment under the local tax law, that tax treatment is therefore uncertain. The resolution of tax positions taken by the Group, through negotiations with relevant tax authorities or through litigation, can take several years to complete and, in some cases, it is difficult to predict the ultimate outcome. Therefore, judgment is required to determine provisions for taxes.
In assessing whether and how an uncertain tax treatment affects the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, the Group assumes that a taxation authority with the right to examine amounts reported to it will examine those amounts and have full knowledge of all relevant information when making those examinations.
The Group has a process in place to identify its uncertain tax positions. Management then considers whether or not it is probable that a taxation authority will accept an uncertain tax treatment. On that basis, the identified risks are split into three categories (i) remote risks (risk of outflow of tax payments are up to 20%), (ii) possible risks (risk of outflow of tax payments assessed from 21% to 49%) and probable risks (risk of outflow is more than 50%). The process is repeated every quarter by the Group.
If the Group concludes that it is probable or certain that the taxation authority will accept the tax treatment, the risks are categorized either as possible or remote, and it determines the taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatment used or planned to be used in its income tax filings. The risks considered as possible are not provisioned but disclosed as tax contingencies in the Group consolidated financial statements while remote risks are neither provisioned nor disclosed.
If the Group concludes that it is probable that the taxation authority will not accept the Group’s interpretation of the uncertain tax treatment, the risks are categorized as probable, and are presented to reflect the effect of uncertainty in determining the related taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates by generally using the most likely amount method – the single most likely amount in a range of possible outcomes.
If an uncertain tax treatment affects both deferred tax and current tax, the Group makes consistent estimates and judgments for both. For example, an uncertain tax treatment may affect both taxable profits used to determine the current tax and tax bases used to determine deferred tax.
If facts and circumstances change, the Group reassesses the judgments and estimates regarding the uncertain tax position taken.
At December 31, 2018, potential tax risks estimated by the Group amount to $254 million, of which provisions of $47 million have been recorded representing the probable amount of eventual claims and required payments related to those risks (2017: $313 million of which provisions of $53 million were recorded). Out of these potential claims and provisions, respectively $29 million (2017: $38 million) and $2 million (2017: $2 million) related to Millicom’s share in these joint ventures.
Non-cash investing and financing activities
Non-cash investing and financing activities from continuing operations

	Note	2018	2017	2016
		(US$ millions)
Investing activities
Acquisition of property, plant and equipment, including finance leases	E.2.2.	(66)	(174)	34
Asset retirement obligations	E.2.2.	15	(20)	(17)
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	A.1.2.	30	—	—
Financing activities
Finance leases	G.2.2.	(43)	192	1
Share based compensation	B.4.1.	22	22	14
Related party balances and transactions
The Group’s significant related parties are:

•	Kinnevik AB (Kinnevik) and subsidiaries, Millicom’s principal shareholder;

•	Helios Towers Africa Ltd (HTA), in which Millicom holds a direct or indirect equity interest (see note A.3.2.);

•	EPM and subsidiaries (EPM), the non-controlling shareholder in our Colombian operations (see note A.1.4.);

•	Miffin Associates Corp and subsidiaries (Miffin), our joint venture partner in Guatemala.

•	Cable Onda partners and subsidiaries, the non-controlling shareholders in our Panama operations (see note A.1.2.).
Kinnevik
Millicom’s principal shareholder is Kinnevik. Kinnevik is a Swedish holding company with interests in the telecommunications, media, publishing, paper and financial services industries. At December 31, 2018, Kinnevik owned approximately 37% of Millicom (2017: 37%). During 2018, 2017 and 2016, Kinnevik did not purchase any Millicom shares. There are no significant loans made by Millicom to or for the benefit of Kinnevik or Kinnevik controlled entities.
During 2018, 2017 and 2016, the Company purchased services from Kinnevik subsidiaries including fraud detection, procurement and professional services. Transactions and balances with Kinnevik Group companies are disclosed under Other in the tables below. Also refer to note A.3. for further details with respect to the disposal of one portion of our investment in Milvik AB.
Helios Towers
Millicom sold its tower assets and leased back a portion of space on the towers in several African countries and contracted for related operation and management services with HTA. The Group has future lease commitments in respect of the tower companies (see note G.2.2.).
Empresas Públicas de Medellín (EPM)
EPM is a state-owned, industrial and commercial enterprise, owned by the municipality of Medellin, and provides electricity, gas, water, sanitation, and telecommunications. EPM owns 50% of our operations in Colombia.
Miffin Associates Corp (Miffin)
The Group purchases and sells products and services from and to the Miffin Group. Transactions with Miffin represent recurring commercial operations such as purchase of handsets, and sale of airtime.
Cable Onda Partners
Our partners in Panama are the non-controlling shareholders of Cable Onda and own 20% of the company. Additionally, they also hold interests in several entities which have purchasing and selling recurring commercial operations with Cable Onda (such as the sale of content costs, delivery of broadband services, etc.).

Expenses from transactions with related parties	2018	2017	2016
	(US$ millions)
Purchases of goods and services from Miffin	(173)	(181)	(167)
Purchases of goods and services from EPM	(40)	(36)	(22)
Lease of towers and related services from HTA	(28)	(28)	(35)
Other expenses	(3)	(4)	(9)
Total	(244)	(250)	(233)

Income and gains from transactions with related parties	2018	2017	2016
	(US$ millions)
Sale of goods and services to EPM	17	18	18
Sale of goods and services to Miffin	284	277	261
Other revenue	2	1	10
Total	303	295	289

As at December 31, the Company had the following balances with related parties:

	Year ended December 31,
	2018	2017
	(US$ millions)
Non-current and current liabilities
Payables to Guatemala joint venture(i)	315	273
Payables to Honduras joint venture(ii)	143	135
Payables to EPM	14	3
Other accounts payable	9	10
Sub-total	482	421
Finance lease liabilities to tower companies(iii)	99	108
Total	580	529

(i)	Shareholder loans bearing interest. Out of the amount above, $135 million are due over more than one year.

(ii)	Amount payable mainly consist of dividend advances for which dividends are expected to be declared later in 2019 and/or shareholder loans.

(iii)	Disclosed under Debt and other financing in the statement of financial position.

	Year ended December 31,
	2018	2017
	(US$ millions)
Non-current and current assets
Receivables from EPM	5	3
Receivables from Guatemala and Honduras joint ventures	20	25
Advance payments to Helios Towers Tanzania	6	8
Receivable from AirtelTigo Ghana(i)	41	40
Other accounts receivable	1	1
Total	73	77

(i)	Disclosed under Other non-current assets in the statement of financial position. See note A.2.2.